401(k) Plan	12 Months Ended
Dec. 31, 2010
401(k) Plan
401(k) Plan
Note 9 — 401(k) Plan

The Company has established a 401(k) deferred contribution retirement plan (the "401(k) Plan") which covers all employees. The 401(k) Plan provides for voluntary employee contributions of up to 15% of annual earnings, as defined. As of January 1, 2004, the Company began matching 100% of the first 3% and 50% of the next 2% of employee earnings to the 401(k) Plan. The Company contributed and expensed $24,000 and $25,000 in 2010 and 2009, respectively.